Share Capital and Reserves - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2018 Options shares	Dec. 31, 2017 Options shares	Dec. 31, 2016 Options
Disclosure of classes of share capital [line items]
Number of options,ordinary share exercised | Options	796,944	1,589,335	2,223,574
Number of shares appropriated to participation schemes	8,025,732	7,862,416
Number of shares satisfied by issue of new shares	59,666	133,004
Number of shares satisfied by reissue of treasury shares	103,650	0
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Percentage of shares representing in total issued share capital	93.73%	93.73%
5% Cumulative preference shares [member]
Disclosure of classes of share capital [line items]
Fixed cumulative preference dividend rate	5.00%
Percentage of shares representing in total issued share capital	0.02%
Cumulative preference shares dividend payable, description	Half-yearly on 15 April and 15 October in each year
7% 'A' cumulative preference shares [member]
Disclosure of classes of share capital [line items]
Fixed cumulative preference dividend rate	7.00%
Percentage of shares representing in total issued share capital	0.39%
Cumulative preference shares dividend payable, description	Half-yearly on 5 April and 5 October in each year
Maximum [member] | Ordinary shares [member]
Disclosure of classes of share capital [line items]
Percentage of issued share capital	10.00%